Inventories, net (Tables)	6 Months Ended
Mar. 31, 2021
Inventories, net
Schedule of inventory

	March 31,	September 30,
	2021	2020
Raw materials	$766,569	$563,772
Packaging materials	53,426	39,628
Finished goods	26,377	—
Inventories - total	846,372	603,400
Less: allowance for inventory reserve	(1,370)	(19,761)
Inventories, net	$845,002	$583,639